Leases (Details) - Schedule of Maturities of the Company’s Operating Lease Liabilities $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Maturities of the Company’s Operating Lease Liabilities [Abstract]
2024	$ 575
2025	575
2026	595
2027	597
2028	597
Thereafter	646
Total undiscounted lease payments	3,585
Less imputed interest	(774)
Total lease liabilities	$ 2,811